Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of the fair value are recognized at the date of the event or change in circumstances that caused the transfer:

	Yen in millions
	March 31, 2022
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	61,376	96,136	1,674	159,186
Stocks	—	—	149,890	149,890
Derivative financial instruments	—	419,173	—	419,173
Other	307,446	158,355	—	465,801

Total	368,822	673,665	151,563	1,194,051

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,542,949	2,739,591	20,178	6,302,719
Stocks	3,162,805	—	169,404	3,332,209
Other	9,505	139	—	9,644

Total	6,715,259	2,739,730	189,583	9,644,571

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(497,198)	—	(497,198)

Total	—	(497,198)	—	(497,198)

	Yen in millions
	March 31, 2023
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	98,458	88,989	6,369	193,816
Stocks	—	—	168,214	168,214
Derivative financial instruments	—	610,340	—	610,340
Other	334,071	161,981	—	496,052

Total	432,529	861,310	174,583	1,468,422

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,976,333	2,405,823	26,963	6,409,119
Stocks	3,214,720	—	199,060	3,413,780
Other	7,838	—	—	7,838

Total	7,198,891	2,405,823	226,023	9,830,736

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(456,257)	—	(456,257)

Total	—	(456,257)	—	(456,257)

Disclosure of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the changes in Level 3 assets
and
liabilities measured
at
fair value
on
a recurring basis for the years ended March 31, 2022 and 2023:

	Yen in millions
	For the year ended March 31, 2022
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	27,623	638,917	—	666,540
Total gains (losses)
Net income (loss)	(44)	113,053	—	113,009
Other comprehensive income (loss)	—	9,219	—	9,219
Purchases and issuances	968	2,362	—	3,330
Sales and settlements	(4,020)	(18,208)	—	(22,228)
Transfer to (from) Level 3	(7,067)	(512,465)	—	(519,532)
Others	4,392	86,415	—	90,807

Balance at end of year	21,852	319,294	—	341,146

Unrealized gains or losses included in profit or loss on assets held at March 31	(250)	113,053	—	112,803

Total	(250)	113,053	—	112,803

	Yen in millions
	For the year ended March 31, 2023
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	21,852	319,294	—	341,146
Total gains (losses)
Net income (loss)	(71)	9,551	—	9,481
Other comprehensive income (loss)	—	(10,881)	—	(10,881)
Purchases and issuances	—	15,999	—	15,999
Sales and settlements	(3,716)	(14,055)	—	(17,771)
Transfer to (from) Level 3	5,471	(1,639)	—	3,832
Others	9,795	49,004	—	58,800

Balance at end of year	33,332	367,274	—	400,606

Unrealized gains or losses included in profit or loss on assets held at March 31	(63)	9,551	—	9,489

Total	(63)	9,551	—	9,489

Disclosure of Carrying Amount And Fair Value of Financial Assets And Liabilities
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	March 31, 2022
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	21,764,457	—	—	22,074,593	22,074,593
Interest-bearing liabilities
Long-term debt (Including current portion)	21,970,573	—	17,899,087	3,824,531	21,723,618

	Yen in millions
	March 31, 2023
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	24,770,851	—	—	24,741,916	24,741,916
Interest-bearing liabilities
Long-term debt (Including current portion)	24,333,981	—	18,598,205	5,149,410	23,747,616